SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Global Equity Fund

Symmetry Panoramic US Equity Fund

(collectively, the “Funds”)

Supplement dated March 4, 2021 to the currently effective Summary Prospectuses and Statutory Prospectus as may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectuses and Statutory Prospectus listed above and should be read in conjunction with the Summary Prospectuses and Statutory Prospectus.

Effective as of March 1, 2021, the following changes were made to each Fund’s Summary Prospectus and Statutory Prospectus:

The third paragraph under the “Portfolio Managers” heading is deleted in its entirety and replaced with the following to reflect that Mr. Lukas J. Smart is no longer a portfolio manager for the Funds:

Dimensional Fund Advisors LP

The portion of the Fund’s portfolio managed by the Sub-Adviser is managed by a team that includes Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager; and Joel P. Schneider, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager.

Effective as of March 1, 2021, the following change was made to the Statutory Prospectus:

On page 71, the text under the “Portfolio Managers” heading for DFA is deleted in its entirety and replaced with the following:

DFA

Jed S. Fogdall

Mr. Fogdall joined DFA in 2004 and is the Global Head of Portfolio Management, the Chairman of the Investment Committee, Vice President and Senior Portfolio Manager. Mr. Fogdall serves as a portfolio manager to the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. Mr. Fogdall earned an MBA from the University of California, Los Angeles.

Joel Schneider

Mr. Schneider joined DFA in 2011 and is the Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President and Senior Portfolio Manager. Mr. Schneider serves as a portfolio manager to the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. Mr. Schneider earned an MBA from the University of Chicago, Booth School of Business.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Alternatives Fund

Symmetry Panoramic Global Equity Fund

Symmetry Panoramic Global Fixed Income Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Municipal Fixed Income Fund

Symmetry Panoramic Tax Managed Global Equity Fund

Symmetry Panoramic US Equity Fund

Symmetry Panoramic US Fixed Income Fund

(collectively, the “Funds”)

Supplement dated March 4, 2021 to the currently effective Statement of Additional Information (“SAI”), as may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective SAI listed above and should be read in conjunction with the Prospectus and SAI.

Effective as of March 1, 2021, the following changes were made to the Funds’ SAI:

On page 50 under the “Portfolio Managers” section, the information regarding Mr. Lukas J. Smart is hereby deleted in its entirety to reflect that he is no longer a portfolio manager for the relevant Funds.

Effective as of March 5, 2021, the following changes are made to the Funds’ SAI:

Under the “Management -- Trustees and Officers” section, the information in the table regarding Ms. Sarah Bauer is hereby deleted in its entirety to reflect that Ms. Sarah Bauer is no longer an officer of the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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